Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Abstract]
Fair values of collateral	$ 1,339	$ 1,200
Impairment loss	$ 30	$ 52